Short-term financings and long-term debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Short-term financings and long-term debt
Short-term financings and long-term debt
Our short-term financings and long-term debt outstanding as of September 30, 2012 and December 31, 2011 are listed below.

	September 30,	December 31,
	2012	2011
	(in thousands)
Long-term debt, net of current portion	$15,297	$7,009
Current portion of long-term debt	46	2,753
Short-term financings	187	182
Short-term debt	233	2,935
Total debt	15,530	9,944
Less: Carrying value of debt placement fee(1)	—	(204)
Total debt, net of debt placement fee	$15,530	$9,740

(1)	Represents fees incurred in connection with our term loan with Black Sea Trade and Development Bank; the debt was repaid during the third quarter of 2012.
Details of our long-term debt by facility as of September 30, 2012 are as follows:

Lender	Description / Term	Total Facility	Outstanding Amount	Interest Rate	Security/Covenant
		(in thousands)
ICICI Bank	Working Capital	$173	$173	ICICI I-Base +5.5%	Secured by assets of Air2Web India Pvt Ltd
HSBC	Revolving credit	$50,000	$15,297	LIBOR + 2.25% to 2.75% or an adjusted base rate + 1.25% to 1.75%	Substantially all assets of the Company
Other		$60	$60
Total debt:		$50,233	$15,530

Future principal repayments under all debt arrangements as of September 30, 2012 are as follows:

Amount
(in thousands)
2012	$233
2013	3,200
2014	12,097
Total	$15,530

Secured Borrowings and Collateralized Receivables
As of September 30, 2012 our accounts receivable were pledged as security against borrowings from HSBC, and none were pledged against borrowing as of December 31, 2011.
The average effective interest rates to finance our borrowing facilities as of September 30, 2012 ranged from 2.7% to 15.25%. The average effective interest rates to finance our borrowing facilities as of December 31, 2011 ranged from 4.0% to 15.5%.
Interest expense related to servicing our borrowing facilities is summarized below:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(in thousands)
Interest expense:
Long-term loans	$41	$324	$320	$1,580
Short-term loans	81	88	84	534
Finance costs on factoring of receivables	—	403	378	1,224
Other interest costs	43	274	68	956
Accretion of debt discount and deferred purchase consideration	167	418	776	2,157
Total interest expense	332	1,507	1,626	6,451
Less: Interest income	(75)	(25)	(210)	(88)
Net interest expense	$257	$1,482	$1,416	$6,363

Revolving Credit Facility
In August 2012, we entered into a $50 million multi-currency senior revolving credit facility (“the Facility”), which expires on August 10, 2015. The face amount may be increased by an additional $50 million upon obtaining additional commitments from the existing or new lenders. Borrowings under the Facility will bear interest at the LIBOR rate plus a spread ranging from 2.25% to 2.75% or an adjusted base rate plus a spread ranging from 1.25% to 1.75%. The spread is dependent upon our leverage ratio, as calculated according to the terms of the loan agreement. We are required to pay 0.75% interest on any un-used portion of the Facility.
The Facility contains a number of customary negative and affirmative covenants, including covenants that limit our ability to place liens on our assets, incur additional debt, make investments, enter into acquisitions, merge or consolidate, dispose of assets, pay dividends or make other restricted payments, all subject to certain exceptions. There are also several financial covenants that we are required to maintain, which includes a minimum fixed charge coverage ratio of 1.50 to 1.00, a maximum total leverage ratio of 2.50 to 1.00, a minimum liquidity ratio of 1.25 to 1.00, a minimum asset coverage ratio of 1.50 to 1.00, and a performance to plan test with respect to Consolidated Revenue and Consolidated Adjusted EBITDA. Our ability to use the Facility may be suspended and repayment of any outstanding balances may be required if we are unable to comply with these requirement in the future, or otherwise unable to obtain waivers or amendments.
The Bank approved the amendment of the Facility allowing us to complete the divestment of assets, as well as to allow us to increase the permitted software capital expenditures during 2012. In addition, the Bank approved a waiver of our performance to plan test with respect to Consolidated Adjusted EBITDA as of September 30, 2012, and accepted a revised plan for the 4th quarter that included the effect of the divested assets on our Consolidated Adjusted EBITDA.
In connection with the execution of the Facility, we repaid the entire outstanding loan of €5.9 million (approximately $7.2 million) to Black Sea Trade and Development Bank during the third quarter of 2012. The total payment of $7.3 million consisted of the outstanding principal balance, accrued interest and fees. We borrowed $7.3 million from the Facility to repay this loan, plus an additional $8.0 million during the third quarter to support our working capital needs including the $5.1 million repurchase of trade receivables from our factoring program. Total borrowings under the Facility as of September 30, 2012 were $15.3 million.